Note 11 - Shareholders' Equity	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE
11.
 SHAREHOLDERS’ EQUITY

Equity Line Agreement.
On
December 12, 2017,
the Company entered into an amended and restated equity line agreement with Mountain States Capital, LLC (MSC). Under the equity line agreement, MSC agreed to provide the Company with up to
$10,000,000
of funding through the purchase of shares of the Company's common stock.

During the term of the Agreement, the Company, at its sole discretion, may
deliver a Put Notice to MSC, which will specify the dollar amount which the Company wants to draw down under the Equity Line. The amount the Company can draw down at any one
time is the lesser of twice the average of the
10
-day average daily trading volume (computed by multiplying the volume weighted average price for each day by the number of shares traded for that day), or
$500,000.

A closing will occur on the date which is
no
earlier than
five
trading days following and
no
later than
seven
trading days following the applicable Put Notice. On each Closing Date, the Company will sell, and MSC will purchase, the shares of the Company's common stock specified in the Put Notice.

The amount to be paid by MSC on a particular Closing Date will be determined by dividing the dollar amount specified in the Put Notice by the Purchase Price. The Purchase Price is
90%
of the lowest daily volume weighted average price of the Company's common stock during the Pricing Period. The Pricing Period, with respect to a particular Put Notice, is five
consecutive trading days including, and immediately following, the delivery of a Put Notice. However, no
Put Notice
may
be delivered on a day that is
not
a Trading Day.

The Company
may
specify a Minimum Price when submitting a Put Notice, provided however that the Minimum Price must be more than
75%
of the Closing Price of the Company's Common Stock on the date immediately preceding the date of the delivery of the Put Notice. If the Purchase Price is less than the Minimum Price, the Company may,
at its option, sell shares to MSC on the Closing Date using the Purchase Price. Notwithstanding the above, the Company will not
sell any shares at a price below
$1.00
per share.

The Company is under
no
obligation to submit any Put Notices.

The equity line agreement has a term of
18
months, which will begin on the effective date of the registration statement which the Company has agreed to file with the Securities and Exchange Commission so that the shares of common stock to be sold to MSC may
be sold in the public market. As of
December 31, 2017,
the Company has
not
drawn from this line.

Warrants.
 Warrant activity as of and for the
three
months ended
December 31, 2017
is as follows:

			Weighted
		Weighted	Average
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(Years)	Value

Outstanding and exercisable at September 30, 2017	10,166,000	$3.68	2.4	$-
Granted	1,400,000	$1.50	4.8
Cancelled	-
Exercised	-
Outstanding as of December 31, 2017	11,566,000	$3.42	2.4	$20,461,100
Vested and expected to vest at December 31, 2017	11,566,000	$3.42	2.4	$20,461,100
Exercisable at December 31, 2017	7,826,000	$5.50	2.2	$8,954,500

As disclosed in Notes
5
and
10,
the Company issued warrants to purchase up to
1,400,000
shares of Common Stock at an exercise price of
$1.50
per share. The fair value of the warrants was determined using the Black-Scholes option pricing model using the following assumptions:

●	Expected term – 3 to 5 years
●	Volatility – 163% to 176%
●	Risk-free rate – 1.73% to 2.00%
●	Stock price - $1.74 to $4.09
●	Expected dividends – $0

For those warrants that were issued with debt, the proceeds were allocated to the respective instruments on a pro rata basis based on the fair value of each instrument. See Note
5.

NOTE
9.
     EQUITY

Preferred Stock

The Company has authorized
20,000,000
shares of
$.0001
par value preferred stock.
No
preferred shares were outstanding at
September 30, 2017
and
2016.

Common Stock

On
July 14, 2016,
$500,000
of a note payable to SCP was converted into
400,000
shares of the Company’s common stock (
$1.25
conversion rate) as part of an overall debt modification. See Note
5.

On
November 7, 2016,
we sold
2,000,000
Units at a price of
$1.00
per Unit. The Units were sold in a private offering to a group of accredited investors. Each Unit consisted of one
share of our common stock and
one
Series I Warrant. Each Series I Warrant allows the Holder to purchase one
share of our common stock at a price of
$3.00
per share at any time on or before
November 4, 2020.
The relative fair value of the warrants issued was approximately
43%
of the proceeds received. The offering provided us with
$2,000,000
in gross proceeds and the potential for an additional
$6,000,000
in proceeds with the exercise of the Series I Warrants. Stock issuance costs of
$193,726
were netted against the proceeds from this placement. The proceeds from the placement will be utilized for the MMCC development, to pursue new opportunities in California, Pennsylvania, Florida and other states, and general corporate purposes.

On
March 21, 2017,
we issued
50,000
shares of the Company’s common stock related to the exercise of
50,000
options and received cash proceeds of
$37,500.

During the year ended
September 30, 2017,
we sold
185,000
Units at a price of
$2.00
per Unit. The Units were sold in a private offering to a group of accredited investors. Each Unit consisted of one
share of our common stock and
one
Series V Warrant. Each Series V Warrant allows the Holder to purchase one
share of our common stock at a price of
$5.00
per share at any time on or before
May 18, 2021.
The relative fair value of the warrants issued was approximately
48%
of the proceeds received. The offering provided us with
$370,000
in gross proceeds and the potential for an additional
$925,000
in proceeds with the exercise of the Series V Warrants.

On
September 1, 2017,
we entered into an equity line agreement with Mountain States Capital, LLC (“MSC”). Under the equity line agreement, MSC agreed to provide us with up to
$10,000,000
of funding through the purchase of shares of the Company’s common stock. MSC has the option to increase the equity line agreement for a total of
$20,000,000.
During the term of the agreement, at our sole discretion we
may
deliver a Put Notice to MSC, which will specify the dollar amount which the Company wants to draw down under the Equity Line. The amount we can draw down at any one
time is the lesser of twice the average of the
10
-day average daily trading volume (computed by multiplying the volume weighted average price for each day by the number of shares traded for that day), or
$500,000.
A closing will occur on the date which is
no
earlier than
five
trading days following and
no
later than
seven
trading days following the applicable Put Notice. On each closing date, we will sell, and MSC will purchase, the shares of the Company’s common stock specified in the Put Notice. The amount to be paid by MSC on a particular closing date will be determined by dividing the dollar amount specified in the Put Notice by the Purchase Price. The Purchase Price is
90%
of the lowest daily volume weighted average price of the Company’s common stock during the Pricing Period. The Pricing Period, with respect to a particular Put Notice, is five
consecutive trading days including, and immediately following, the delivery of a Put Notice. However, no
Put Notice
may
be delivered on a day that is
not
a Trading Day. The Company
may
specify a Minimum Price when submitting a Put Notice, provided however that the Minimum Price must be more than
75%
of the Closing Price of the Company’s Common Stock on the date immediately preceding the date of the delivery of the Put Notice. If the Purchase Price is less than the Minimum Price, the Company may,
at its option,

●	sell shares to MSC on the Closing Date using the Purchase Price; or
●	provide MSC the opportunity to purchase some or all of the shares using the Minimum Price instead of the Purchase Price.

The Company is under
no
obligation to submit any Put Notices. The equity line agreement has a term of
18
months, which will begin on the effective date of the registration statement which the Company has agreed to file with the Securities and Exchange Commission so that the shares of common stock to be sold to MSC may
be sold in the public market. As of
September 30, 2017,
we have
not
drawn on the equity line and
no
shares have been issued.

Shares Issued to Officer

In connection with an employment agreement described in Note
10,
SCP, the Company's largest shareholder, sold
1,200,000
shares of the Company's common stock to Mr. Keogh at a price of
$0.001
per share. The estimated fair market value of the stock was
$0.75
per share based the then current Private Placement Memorandum in place resulting in an aggregate stock based compensation of
$898,800
for the difference between the estimated fair market value of
$0.75
and the purchase price of
$0.001
per share. As the Company expects the shares to be earned over the vesting period, the Company will amortize the entire amount to stock based compensation in the Company's consolidated statement of operations over the vesting period. Stock based compensation expense for these shares was
$37,450
and
$131,075
for the years ended
September 30, 2017
and
2016,
respectively.  As of
September 30, 2017,
there was
no
unrecognized stock based compensation expense associated with this award. As of
September 30, 2017,
all shares have vested.

Shares Issued to Consultants

On
February 19, 2015,
the Company issued
50,000
shares of common stock in connection with an investment relation services agreement dated
December 1, 2014
whereby
25,000
shares vested immediately and
25,000
shares vested on the
six
-month anniversary of the agreement. Services are for a period of
12
months. These shares had an aggregate value of
$34,250
based on the fair market value of the stock on the vesting date.  Amortization of the prepaid expense for these shares was
$0
and
$5,708
for the years ended
September 30, 2017
and
2016,
respectively, and recognized in general and administrative expenses.

Shares Issued to Lessor

As described in Note
10,
on
October 17, 2016,
we entered into a Share Purchase Agreement with MMP pursuant to which we issued to MMP
100,000
shares of our common stock at par value of
$0.0001
(“Common Stock”), and a warrant to purchase up to
3,640,000
shares of Common Stock at an exercise price of
$1.00
per share. The warrant can be exercised at any time on or after
October 17, 2018
and on or before
October 17, 2020.
The warrant does
not
contain a cashless exercise provision.

Stock Options

Options Issuances in
2016

There were
no
stock options granted in
2016.

Options Issuances in
2017

On
August 18, 2017,
our board of directors adopted a stock incentive plan (“the plan”) that provides for the grant of Incentive Stock Options, Non-Qualified Stock Options or Stock Bonuses to persons who are employees of the Company, employees of subsidiaries of the Company, directors, officers, and consultants. Under the plan, the Company may
grant up to
1,500,000
options, each to purchase
one
share of common stock, subject to an exercise price and vesting schedule to be established by the board of directors at the time of the grant. On
August 18, 2017,
the Company awarded a total of
150,000
options to
four
consultants at an exercise price of
$2.50
per share under the plan. The options vested immediately and can be exercised at any time on or before
August 21, 2021.
The fair value of the options was established using the Black Scholes option pricing model using the following assumptions:

●	Risk-free interest rate – 1.62 percent
●	Expected term – 4.0 years
●	Volatility – 179 percent

As these options were fully vested at grant date, the full value of
$222,988
was recognized immediately as stock based compensation expense and no
further expense will be recognized associated with these awards.

Summary Option Activity

The following table shows the stock option activity for the years ended
September 30, 2017
and
2016:

			Weighted
		Weighted	Average
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(Years)	Value

Outstanding at September 30, 2015	1,205,000	$8.70	1.5	$-
Granted	-	-	-	-
Cancelled	-	-	-	-
Exercised	-	-	-	-
Outstanding at September 30, 2016	1,205,000	$8.70	1.5	$-
Granted	150,000	$2.50	4.0	-
Cancelled	-	-	-	-
Exercised	50,000	$0.75	2.0	-
Outstanding as of September 30, 2017	1,305,000	$8.29	0.9	$-
Vested and expected to vest at September 30, 2017	1,305,000	$8.29	0.9	$-
Exercisable at September 30, 2017	1,305,000	$8.29	0.9	$-

Stock based compensation expense related to the options was
$222,988
and
$9,173
for the years ended
September 30, 2017
and
2016,
respectively. At
September 30, 2017,
there is
no
remaining unrecognized stock-based compensation associated with stock options. During the years ended
September 30, 2017
and
2016,
we received proceeds of
$37,500
and
$0,
respectively, from stock option exercises.

Warrants

Warrant Issuances in
2016

On
July 14, 2016,
$500,000
of the amount owed to SCP discussed in Note
6
was converted into
400,000
shares of our common stock. In connection with the conversion, we issued SCP warrants to purchase
800,000
shares of our common stock, exercisable at a price of
$1.50
per share, and warrants to purchase an additional
800,000
shares of common stock, exercisable at a price of
$3.00
per share. Both sets of warrants expire on
June 30, 2020.
The
first
set of warrants was valued at
$510,960
using the Black Scholes option pricing model with the following assumptions:
$1.02
value of stock on grant date;
$1.25
exercise price;
4
-year vesting;
0.96%
risk free interest rate;
100%
volatility factor; and
0%
dividend yield. The
second
set of warrants was valued at
$410,328
using the Black Scholes option pricing model with the following assumptions:
$1.02
value of stock on grant date;
$3.00
exercise price;
4
-year vesting;
0.96%
risk free interest rate;
100%
volatility factor; and
0%
dividend yield.

The warrants to purchase the
first
800,000
shares of our common stock will expire
45
days after written notice to SCP that the average closing price of our common stock was at least
$3.00
for
twenty
consecutive trading days, and the average daily volume of trades of our common stock during the twenty
trading days was at least
100,000
shares, provided a registration statement is in effect with respect to the shares issuable upon the exercise of the Warrants.

The warrants to purchase the additional
800,000
shares of our common stock will expire
45
days after written notice to SCP that the average closing price of our common stock was at least
$4.80
for
twenty
consecutive trading days, and the average daily volume of trades of our common stock during the twenty
trading days was at least
100,000
shares, provided a registration statement is in effect with respect to the shares issuable upon the exercise of the Warrants.

On
September 15, 2016,
we borrowed
$25,000
each from
three
unrelated parties. In connection with these notes, we issued warrants to purchase a total of
75,000
shares of our common stock, exercisable at a price of
$0.75
per share, and warrants to purchase an additional
75,000
shares of common stock, exercisable at a price of
$1.25
per share. Both sets of warrants expire on
September 15, 2020.

Warrant Issuances in
2017

During the year ended
September 30, 2017,
we sold
185,000
Units at a price of
$2.00
per Unit. The Units were sold in a private offering to a group of accredited investors. Each Unit consisted of one
share of our common stock and
one
Series V Warrant. Each Series V Warrant allows the Holder to purchase one
share of our common stock at a price of
$5.00
per share at any time on or before
May 18, 2021.
The relative fair value of the warrants issued was approximately
48%
of the proceeds received. The offering provided us with
$370,000
in gross proceeds and the potential for an additional
$925,000
in proceeds with the exercise of the Series V Warrants.

On
November 7, 2016,
we sold
2,000,000
Units at a price of
$1.00
per Unit. The Units were sold in a private offering to a group of accredited investors. Each Unit consisted of one
share of our common stock and
one
Series I Warrant. Each Series I Warrant allows the Holder to purchase one
share of our common stock at a price of
$3.00
per share at any time on or before
November 4, 2020.
The relative fair value of the warrants issued was approximately
43%
of the proceeds received. The offering provided us with
$2,000,000
in gross proceeds and the potential for an additional
$6,000,000
in proceeds with the exercise of the Series I Warrants. The proceeds from the placement will be utilized for the MMCC development, to pursue new opportunities in California, Pennsylvania, Florida and other states, and general corporate purposes.

As described in Note
10,
on
October 17, 2016,
we entered into a Share Purchase Agreement with MMP pursuant to which we issued to MMP
100,000
shares of our common stock at par value of
$0.0001
(“Common Stock”), and a warrant to purchase up to
3,640,000
shares of Common Stock at an exercise price of
$1.00
per share. The warrant can be exercised at any time on or after
October 17, 2018
and on or before
October 17, 2020.
The warrant does
not
contain a cashless exercise provision.

The following table shows the warrant activity for the years ended
September 30, 2017
and
2016:

			Weighted
		Weighted	Average
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(Years)	Value

Outstanding at September 30, 2015	2,591,000	$8.92	2.7	$-
Granted	1,750,000	2.14	3.8	$-
Cancelled	-	-	-	-
Exercised	-	-	-	-
Outstanding at September 30, 2016	4,341,000	$6.19	2.1	$-
Granted	5,825,000	1.81	3.1	$-
Cancelled	-	-	-	-
Exercised	-	-	-	-
Outstanding as of September 30, 2017	10,166,000	$3.68	2.4	$3,756,000
Vested and expected to vest at September 30, 2017	10,166,000	$3.68	2.4	$-
Exercisable at September 30, 2017	6,526,000	$5.18	2.0	$480,000